SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended		3 Months Ended	12 Months Ended
	May 27, 2020 shares	Mar. 06, 2020 USD ($) shares	Feb. 28, 2020 USD ($)	Feb. 27, 2020 shares	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 30, 2020	May 31, 2020 shares	Feb. 29, 2020 shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 06, 2021 USD ($)	Aug. 28, 2021 USD ($)	Aug. 16, 2021 USD ($)	Feb. 26, 2020 USD ($)	Dec. 31, 2018 $ / shares
Common stock, par value (in dollars per share) | $ / shares									$ 0.001	$ 0.001					$ 0.001
Debt instrument convertible excess of principal			$ 5,000
Unsecured Debt [Member]
Cumulative interest rate						10.00%
Common Stock [Member]
Number of shares issued for services | shares									66,666	1,172,730
Private Placement [Member]
Description of termination								The agreement will automatically extend for periods of thirty days until terminated in writing.
Dividend percentage								0.04
Agreement [Member]
Cash compensation		$ 152,960
Agreement [Member] | Common Stock [Member]
Number of shares issued for services | shares		614,205
Agreement [Member] | Private Placement [Member]
Cash compensation		$ 25,000
Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Number of shares issued for services | shares		96,154
Convertible Debt [Member]
Debt principal amount														$ 600,000
Description of conversion stock					(i) the commencement of trading of the common stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the common stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an effective registration statement or the shares are salable under Rule 144 (“Rule 144”) of the Securities Act of 1933, as amended.
Purchased of convertible debt									$ 649,552
Debt instrument convertible excess of principal									$ 34,412
Convertible Debt [Member] | Minimum [Member]
Common stock, par value (in dollars per share) | $ / shares					$ 0.001
Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services | shares				24,900,000
Convertible Debt [Member]
Purchased of convertible debt			80,000
Subsequent Event [Member]
Number of shares issued for services | shares	550,000						970,043
Exercise price (in dollars per shares) | $ / shares					$ 0.15
Debt instrument convertible excess of principal			5,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Number of shares issued for services | shares					33,333			33,333
Number of fully vested shares issued | shares					250,000
Agreement term					12 months
Vested | shares					125,000
Dividend percentage					0.04
Subsequent Event [Member] | Unsecured Debt [Member]
Cumulative interest rate						10.00%
Maturity date						Mar. 30, 2020
Subsequent Event [Member] | Private Placement [Member]
Description of termination								The agreement will automatically extend for periods of thirty days until terminated in writing.
Dividend percentage								0.04
Subsequent Event [Member] | Agreement [Member]
Cash compensation		$ 152,960
Subsequent Event [Member] | Agreement [Member] | Common Stock [Member]
Number of shares issued for services | shares		614,205
Subsequent Event [Member] | Agreement [Member] | Private Placement [Member]
Cash compensation		$ 25,000
Subsequent Event [Member] | Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Number of shares issued for services | shares		96,154
Subsequent Event [Member] | Chief Financial Officer [Member] | Stock Options [Member]
Number of shares issued for services | shares					200,000
Vesting period					1 year
Exercise price (in dollars per shares) | $ / shares					$ 0.0701
Option expiry date					Jan. 07, 2025
Subsequent Event [Member] | Four Director [Member] | Non-Qualified Options [Member]
Number of shares issued for services | shares					2,000,000
Exercise price (in dollars per shares) | $ / shares					$ 0.0701
Option expiry date					Jan. 07, 2025
Subsequent Event [Member] | Five Director [Member] | Non-Qualified Options [Member]
Number of shares issued for services | shares					2,500,000
Vesting period					1 year
Exercise price (in dollars per shares) | $ / shares					$ 0.0701
Option expiry date					Jan. 07, 2025
Subsequent Event [Member] | Convertible Debt [Member]
Cumulative interest rate					10.00%
Debt conversion price (in dollars per shares) | $ / shares					$ 0.08
Description of termination					The Offering will terminate on the first to occur of: (1) February 13, 2020 , (2) the date of the acceptance of subscriptions for the maximum offering amount, or (3) the date the Offering is terminated by the Company.
Description of conversion stock					(i) the commencement of trading of the Common Stock on the NASDAQ, New York Stock Exchange or NYSE American (an “Uplist”) at the Uplist Conversion Price; or (ii) at any time the minimum bid price of the Common Stock exceeds $0.50 per share for twenty (20) consecutive trading days and the average trading volume during the 10 trading days prior to the conversion is at least 100,000 shares and the shares are registered under an Effective Registration Statement or the shares are salable under Rule 144.
Common stock, par value (in dollars per share) | $ / shares					$ 0.001
Subsequent Event [Member] | Convertible Debt [Member] | Minimum [Member]
Debt principal amount					$ 900,000
Subsequent Event [Member] | Convertible Debt [Member] | Maximum [Member]
Debt principal amount					$ 2,000,000
Subsequent Event [Member] | Convertible Debt [Member] | Four Directors And One Officer [Member]
Number of shares issued for services | shares				24,900,000
Dividend percentage								75,000
Subsequent Event [Member] | Convertible Debt [Member]
Debt principal amount											$ 150,000	$ 830,000	$ 932,000
Purchased of convertible debt			80,000
Subsequent Event [Member] | Promissory Note Due On March 2020 [Member]
Debt principal amount			$ 75,000